SCHEDULE OF FAIR VALUE ASSUMPTIONS (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Fair value of Common Stock	$ 4.62	$ 4.62	$ 3.79
Volatility	63.90%	63.90%	72.80%
Expected term (in years)	6 years	6 years	6 years 1 month 6 days
Risk-free interest rate	2.20%	2.20%	1.14%
Dividend yield	0.00%	0.00%	0.00%